Exhibit 99.1 SMART ABS SERIES 2016-2US Trust Servicer Report Monthly Servicing Report

Collection Period	November 2019
FX Rate	0.7565
1 Month LIBOR	1.76163%
1 Month BBSW	0.87830%
Distribution Date	12/16/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	October 1, 2016
Closing Date:	October 14, 2016

		USD	AUD	Units	WAC
Original Pool Balance:			$759,698,478.05	23,368	6.57%

			Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A1 Notes	Fixed	$100,000,000.00	$132,187,706.54	17.400%	1.0975%	Oct-2017
Class A2a Notes	Fixed	$175,000,000.00	$231,328,486.45	30.450%	1.8129%	Aug-2019
Class A3a Notes	Fixed	$140,000,000.00	$185,062,789.16	24.360%	2.1371%	Mar-2021
Class A4a Notes	Fixed	$85,000,000.00	$112,359,550.56	14.790%	2.5427%	Dec-2022
Class B Notes		—	$15,194,000.00	2.000%	—
Seller Notes		—	$83,567,000.00	11.000%	—

Total Securities		$500,000,000.00	$759,699,532.71	100.000%

Please note: The Note Rate as at current distribution date.

II. NOTE BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period			Ending of Period		Change
	USD	AUD	Note Factor	AUD Balance	Note Factor	AUD
Class A1 Notes	$0.00	$—	—	$—	—	$—
Class A2a Notes	$0.00	$—	—	$—	—	$—
Class A3a Notes	$22,402,915.03	$29,613,899.58	0.1600208	$20,376,150.03	0.1101040	$0.0499168
Class A4a Notes	$85,000,000.00	$112,359,550.56	1.0000000	$112,359,550.56	1.0000000	$—
Class B Notes	$—	$5,090,198.63	0.3350137	$4,758,996.00	0.3132155	$0.0217983
Seller Notes	$—	$27,996,092.47	0.3350137	$26,174,478.00	0.3132155	$0.0217983

Total Securities	$107,402,915.04	$175,059,741.24		$163,669,174.59

Weighted Avg. Coupon (WAC)		6.52%		6.52%
Weighted Avg. Term Remaining Maturity (WARM)		17.60		16.83
Pool Receivables Balance		$175,059,741.21		$163,669,174.56
Remaining Number of Receivables		10,190		9,884

Pool Factors		0.2304332		0.2154397

SMART ABS SERIES 2016-2US Trust Servicer Report

Monthly Servicing Report

Collection Period	November 2019
FX Rate	0.7565
1 Month LIBOR	1.76163%
1 Month BBSW	0.87830%
Distribution Date	12/16/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

III. COLLECTIONS

AUD

Principal:
Principal Collections	$11,325,569.26
Less Principal Draws	$—

Net Principal Collections	$11,325,569.26

Return of overfunding in first period	$—

Liquidity Reserve Balance Excess	$—

Adjusted Principal Collections	$11,325,569.26

Available Income Applied Towards Total Principal Collections:
Reimbursement of Principal Draws	$—
Reimbursement of Defaulted Amounts	$64,997.39
Reimbursement of Charge-Offs	$—
Reimbursement of Seller Charge-Offs	$—

Total Principal Collections	$11,390,566.65

Interest:
Lesser of Finance Charges and Collections	$1,112,332.99
Investment Income
Interest Rate Swap Collections	$—
Currency Swap Collections	$—
Interest Income	$5,622.67
GST Income Tax Credits Received	$—
Other Amounts Received	$—
Interest earned on liquidity reserve	$1,065.90
Final Release of Liquidity Reserve Balance	$—

Total Income Collections	$1,119,021.56

Total Collections	$12,509,588.21

SMART ABS SERIES 2016-2US Trust Servicer Report

Monthly Servicing Report

Collection Period	November 2019
FX Rate	0.7565
1 Month LIBOR	1.76163%
1 Month BBSW	0.87830%
Distribution Date	12/16/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

APPLICATION OF AVAILABLE INCOME	AUD

Total Income Collections	$1,119,021.56
Liquidity Reserve Account Release	$—
Principal Draw	$—
Liquidity Reserve Account Draw	$—

Total Available for Distribution	$1,119,021.56

1. $1 to Income Unitholder	$1.00

2. Series Trust Expenses
Trustee Fee Due	$2,374.10
US$ Trustee, Principal paying agent, Registrar and Agent Bank Fee Due	$—
Manager Fee @0.02%
Manager Fee Due	$3,209.43
Servicer Fee @0.22%:
Servicer Fee Due	$35,303.71
Custodian Fee @ 0.01%
Custodian Fee Due	$1,604.71
Asset Represenation Review Annual Fee	$—
Collections Bank Account Charges	$145.74
Additional Series Trust Expenses	$—

$42,637.70

3. Senior Hedge Payments to Counterparties:
Net Interest Rate Swap Payment	$182,591.63
Net Currency Swap Termination Payment	$—
Net Interest Rate Swap Termination Payment	$—

Total Senior Hedge Payments to Counterparties	$182,591.63

4. Class A Noteholders Interest:	Amount Due in USD	Amount Paid in USD	Amount Due Per $1000 of Principal Amount (USD)	Amount Paid Per $1000 of Principal Amount (USD)	Shortfall from Prior month
Class A1 Notes	$—	$—	$—	$—	$—	$—
Class A2a Notes	$—	$—	$—	$—	$—	$—
Class A3a Notes	$31,924.15	$31,924.15	$0.23	$0.23	$—	$55,485.25
Class A4a Notes	$145,208.33	$145,208.33	$1.71	$1.71	$—	$250,473.76

Total Class A interest:						$305,959.01

5. Reimbursement of Liquidity Reserve Draws						$—

		Amount Due in AUD	Amount Due Per $1000 of Principal Amount (AUD)	Amount Paid Per $1000 of Principal Amount (AUD)	Shortfall from Prior month
6. Class B Notes		$10,613.50	$0.70	$0.70	$—	$10,613.50

Total interest:						$10,613.50

7. Reimbursement of Principal Draws*						$—

8. Defaulted Amounts*						$64,997.39

9. Reimbursement of charge-offs (excl. Seller charge offs)*						$—

10. Subordinated Hedge Payments to Counterparties:
Net Interest Rate Swap Payment						$—
Net Currency Swap Termination Payment						$—
Net Interest Rate Swap Termination Payment						$—

Total Subordinated Hedge Payments to Counterparties						$—

11. Accrued Interest Adjustment						$—

12. Seller Notes coupon						$144,280.05

13. Reimbursement of Seller charge offs*						$—

14. Reimbursement of Redirected Liquidity Reserve Excess Balance (payable to Macquarie Bank)						$—

15. Excess Income to Unitholder						$367,941.32

*	to be allocated to Total Principal Collections

SMART ABS SERIES 2016-2US Trust Servicer Report

Monthly Servicing Report

Collection Period	November 2019
FX Rate	0.7565
1 Month LIBOR	1.76163%
1 Month BBSW	0.87830%
Distribution Date	12/16/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

					AUD

APPLICATION OF PRINCIPAL COLLECTIONS					$11,390,566.65

Subordination Percentage					18.90%
Sequential Paydown Test Satisfied?					N
Pro-rata Paydown Test Satisfied?					Y

1. Principal Distribution Amount:					$11,390,566.65

	USD Amount	Per $1000 of Principal Amount	AUD Amount	Per $1000 of Principal Amount
Class A1 Notes	$—	$—	$—	$—
Class A2a Notes	$—	$—	$—	$—
Class A3a Notes	$6,988,357.53	$49.92	$9,237,749.55	$49.92
Class A4a Notes	$—	$—	$—	$—

US$ Notes Total:	$6,988,357.53		$9,237,749.55
Class B Notes			$331,202.63	$21.80
Seller Notes			$1,821,614.47	$21.80

Total Noteholders Principal			$11,390,566.65

2. Excess Capital to Unitholders					$—

PRINCIPAL DRAWS

Beginning Unreimbursed Principal Draws					$—
Principal Draw					$—
Reimbursement of Principal Draw					$—
Ending Unreimbursed Principal Draw					$—

V. LIQUIDITY RESERVE ACCOUNT	AUD

Liquidity Reserve Percentage of Initial Adjusted Pool Balance	0.23%
Beginning Period Required Amount	$1,750,597.41

Beginning Period Amount	$1,750,597.41
Required Liquidity Reserve Balance	$1,636,691.75
Ending Period Amount	$1,636,691.75
Liquidity Reserve Balance Excess	$113,905.66

Beginning Unreimbursed Liquidity Reserve Draw	$—
Ending Unreimbursed Liquidity Reserve Draw	$—

Beginning Liquidity Reserve Balance Excess	$113,905.66
1. Redirected Liquidity Reserve Release for Principal Draws	$—
2. Redirected Liquidity Reserve Release for Defaulted Amounts	$—
3. Redirected Liquidity Reserve Release for Charge-Offs (Other Than Seller Charge-Offs)	$—
4. Redirected Liquidity Reserve Release for Seller Charge-Offs	$—
5. Release to Macquarie Bank	$(113,905.66)

Ending Liquidity Reserve Balance Excess	$—

SMART ABS SERIES 2016-2US Trust Servicer Report

Monthly Servicing Report

Collection Period	November 2019
FX Rate	0.7565
1 Month LIBOR	1.76163%
1 Month BBSW	0.87830%
Distribution Date	12/16/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

VI. DELINQUENCY AND NET LOSS ACTIVITY				AUD

Delinquent Receivables	Units Percent*	Units	Dollars Percent**	Dollar Amount
30—60 Days Delinquent	0.53%	52	0.69%	1,129,503
61—90 Days Delinquent	0.23%	23	0.33%	543,805
91—120 Days Delinquent	0.16%	16	0.25%	408,127
Over 120 Days Delinquent	0.17%	17	0.34%	551,605

Total Delinquent Receivables	1.09%	108	1.61%	$2,633,040

Delinquent Receivables 61 + Days Past Due
Outstanding Principal Balance of Delinquent Receivables 61 + Days Past Due				$1,503,537
Delinquency Ratio*** for Receivables 61 + Days Past Due for Current Collection Period				0.91864%
Delinquency Ratio*** for Receivables 61+ Days Past Due for 1st Preceding Collection Period				0.82604%
Delinquency Ratio*** for Receivables 61+ Days Past Due for 2nd Preceding Collection Period				0.92800%
Three-Month Average Delinquency Ratio				0.89089%

Charge-Offs****
Beginning Unreimbursed Charge-Offs				$—
Gross Principal of Charge-Off for Current Period				$—
Reimbursement of Charge-Offs for Current Period				$—
Net Charge-Offs for Current Period				$—

Ending Unreimbursed Charge-Offs				$—

Beginning Pool Balance for Current Period				$175,059,741

Credit Losses for Current Period	Units Percent†	Units	Dollars Percent††	Dollar Amount
Gross Loss for Current Period	0.08%	8	0.13%	$214,122
Sales Proceeds for Current Period	0.06%	6	0.09%	$149,125

Net Losses for Current Period				$64,997

Cumulative Losses
Cumulative Net Losses for Last Collection Period				$6,487,300
Cumulative Net Losses for All Collection Periods				$6,552,298
Cumulative Net Losses for All Collection Periods as a % of Initial Pool Balance				0.86%

Ratio of Net Losses to Average Pool Balance †††
Current Period				0.03838%
1st Preceding Collection Period				0.16763%
2nd Preceding Collection Period				0.02971%
3rd Preceding Collection Period				0.04436%
Four-Month Average Net Loss Ratio				0.07002%

Ratio of Net Losses to End of Period Pool Balance ††††
Current Period				0.03971%
1st Preceding Collection Period				0.17336%
2nd Preceding Collection Period				0.03049%
3rd Preceding Collection Period				0.04557%
Four-Month Average Net Loss Ratio				0.07228%

Average Net Loss for Receivables that have Experienced a Net Loss†††††				$15,132

*	Units Percent is calculated by dividing the aggregate number of delinquent receivables at the end of the period by the aggregate number of receivables in the pool at the end of the period.
**

Dollars Percent is calculated by dividing the outstanding principal balance of delinquent receivables at the end of the period by the outstanding principal balance of the receivables in the pool at the end of the period.

***

Delinquency Ratio is calculated by dividing the number of delinquent receivables 61 + days past due in the pool at the end of the period by the number of outstanding receivables in the pool at the end of the period.

****	A Charge-off is a writedown of the Collateralised Amount in respect of the Notes (or Adjusted Collateralised Amount in the case of the US$ Notes).
†

Units Percent is calculated by dividing the aggregate number of receivables that have experienced a loss, or for which sales proceeds were received, as applicable, during the period by the aggregate number of receivables in the pool at the end of the period.

††

Dollars Percent is calculated by dividing the gross loss experienced, or the sales proceeds received, as applicable, during the period by the outstanding principal balance of the receivables in the pool at the end of the period.

†††

Ratio of Net Losses to Average Pool Balance is calculated by dividing the net losses for the period by the average of the pool balance at the beginning of the period and the pool balance at the end of the period.

††††	Ratio of Net Losses to End of Period Pool Balance is calculated by dividing the net losses for the period by the pool balance at the end of the period.
†††††	Average Net Loss for Receivables that have Experienced a Net Loss is calculated by dividing cumulative net losses by the number of receivables that have experienced a net loss.

SMART ABS SERIES 2016-2US Trust Servicer Report

Monthly Servicing Report

Collection Period	November 2019
FX Rate	0.7565
1 Month LIBOR	1.76163%
1 Month BBSW	0.87830%
Distribution Date	12/16/19
Transaction Month	37
30/360 Days	30
Actual/360 Days	32

VII. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to Report
Most Recent Form ABS15-G
Filed by: Macquarie Leasing Pty Limited
CIK: 0001549785
Date: January 29, 2018

VIII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent SMART Receivables and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to SMART Receivables terms, fees, penalties or payments during the preceding Monthly Period?	No

3. Have there been any material breaches of representations, warranties or covenants with respect to any SMART Receivable?	No

4. Macquarie Bank Limited continues to hold a material net economic interest of not less than five per cent of the outstanding principal balance of the SMART Receivables as of the Cut-Off Date by retaining an interest in the Seller Notes in accordance with each of Article 405 of Regulation (EU) No 575/2013 and Article 51 of Regulation (EU) No 231/2013 and Article 254 of Regulation (EU) No 2015/35.	Yes

Signature:	/s/ Hugo Kleyn	/s/ Raymond Lam

Name:	Hugo Kleyn	Raymond Lam

Title:	Senior Manager	Associate Director

Date:	December 11, 2019	December 11, 2019

For more information and contact details or if you require more information on the underlying assets and pool performance:

- visit our website: https://www.macquarie.com/au/about/investors/debt-investors/secured-funding

- or email us at: transactionmanagement@macquarie.com